Property and other Equipment (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Computer Hardware Cost	$ 30,824	$ 7,929
Computer Hardware accumulated depreciation	15,382	7,929
Computer Hardware net value	15,442	0
Laboratory equipment cost	10,046	3,921
Laboratory equipment accumulated depreciation	4,631	2,713
Laboratory equipment net value	5,415	1,208
Office furniture and equipment cost	2,640
Office furniture and equipment accumulated depreciation	528
Office furniture and equipment net value	2,112
Total property Cost	43,510	43,510
Total property accumulated depreciation	20,541	20,541
Total property net value	$ 22,969	$ 1,208